Average Annual Total Returns{- Fidelity SAI International Value Index Fund} - 10.31 Fidelity SAI International Value Index Fund PRO-06 - Fidelity SAI International Value Index Fund	Fidelity SAI International Value Index Fund Return Before Taxes Past 1 year	Fidelity SAI International Value Index Fund Return Before Taxes Since Inception		Fidelity SAI International Value Index Fund After Taxes on Distributions Past 1 year	Fidelity SAI International Value Index Fund After Taxes on Distributions Since Inception		Fidelity SAI International Value Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI International Value Index Fund After Taxes on Distributions and Sales Since Inception		IXYEH Past 1 year	IXYEH Since Inception
Total	17.26%	(0.43%)	[1]	16.47%	(0.95%)	[1]	11.01%	(0.24%)	[1]	17.97%	0.32%	[1]

[1]	(a)From December 19, 2017